Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Commitments And Contingencies (Textuals) [Abstract]
Total lease expense	$ 14,151	$ 11,720	$ 10,083
Unrecorded unconditional purchase obligation	30,860
Tax payment term	7 years 6 months
Installment obligation	16,556
Capital Leased Assets	12,554
Capital lease asset, accumulated depreciation	959
Capital Lease Obligations	8,875
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	14,067
2016	7,200
2017	6,601
2018	4,816
2019	4,071
Thereafter	13,714
Total	50,469
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	4,572
2016	2,985
2017	1,163
2018	477
2019	0
Thereafter	0
Total	9,197
Build-to-suit lease obligation, Fiscal Year Maturity [Abstract]
2015	0
2016	8,989
2017	10,788
2018	10,788
2019	10,788
Thereafter	78,240
Total	119,593
Maturities of Long-term Debt Obligations [Abstract]
2015	16,375
2016	18,422
2017	42,984
2018	349,078
2019	0
Thereafter	0
Total	426,859
Letter of Credit [Member]
Commitments And Contingencies (Textuals) [Abstract]
Security Deposit in the form of a letter of credit	145
Bank Guarantee [Member]
Commitments And Contingencies (Textuals) [Abstract]
Security Deposit in the form of a letter of credit	1,427
Inventory
Commitments And Contingencies (Textuals) [Abstract]
Unrecorded unconditional purchase obligation	11,956
Production and Computer Equipment [Domain]
Commitments And Contingencies (Textuals) [Abstract]
Unrecorded unconditional purchase obligation	9,567
Other purchase commitments [Member]
Commitments And Contingencies (Textuals) [Abstract]
Unrecorded unconditional purchase obligation	$ 9,337